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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         3/31/99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA 93923
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4792
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Peter Neumeier                 Carmel, California    5/13/99
-------------------------------    -------------------   -------------
[Signature]                        [City, State]         [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-4792                     Neumeier Investment Counsel LLC
           ---------------          ------------------------------------
[Repeat as necessary.]

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
                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                                                                     OTHER
                                                                      SHRS OR  SH/ PUT/  INVSTMNT   MANAGERS    VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE    PRN AMT  PRN CALL  DSCRETN      NONE    SOLE    SHARED    NONE
-------------------------------  ---------------- --------- --------  -------  --- ---- ---------- --------- -------- -------- -----
Acceptance Insurance Companies          COM       004308102   8282250   613500            613500              382400   231100
------------------------------------------------------------------------------------------------------------------------------------
Allied Products Corp.                   COM       019411107    662250   220750            220750               93450   127300
------------------------------------------------------------------------------------------------------------------------------------
Ames Department Stores                  COM       030789507   3411787    91900             91900               62600    29300
------------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                           COM       033037102  12032344   275025            275025              196200    78825
------------------------------------------------------------------------------------------------------------------------------------
Aviation Sales                          COM       053672101   5366700   120600            120600               74000    46600
------------------------------------------------------------------------------------------------------------------------------------
Blyth Industries Inc.                   COM       09643P108   4403700   186400            186400              162900    23500
------------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory                 COM       121579106   3455205   294060            294060              240760    53300
------------------------------------------------------------------------------------------------------------------------------------
Denison International PLC               COM       248335101   2579212   189300            189300              165300    24000
------------------------------------------------------------------------------------------------------------------------------------
Dentsply International                  COM       249030107   6698325   288100            288100              241900    46200
------------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corporation             COM       25811P100  18055275   982600            982600              723300   259300
------------------------------------------------------------------------------------------------------------------------------------
Goody's Family Clothing                 COM       382588101  19590550  1405600           1405600              908500   497100
------------------------------------------------------------------------------------------------------------------------------------
Harman International                    COM       413086109  13762875   374500            374500              227400   147000
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings                  COM       404132102   5197500   270000            270000              127200   142800
------------------------------------------------------------------------------------------------------------------------------------
Helen of Troy Inc.                      COM       G4388N106  13705987  1059400           1059400              643800   415600
------------------------------------------------------------------------------------------------------------------------------------
Hon Industries Inc.                     COM       438092108  13491562   615000            615000              405600   209400
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc.                COM       448924100  28271278  1125225           1125225              696250   428975
------------------------------------------------------------------------------------------------------------------------------------
Imperial Bancorp                        COM       452556103  15115655   882666            882666              563513   319153
------------------------------------------------------------------------------------------------------------------------------------
Innovex Inc.                            COM       457647105   4677906   349750            349750              200900   148850
------------------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions                COM       193294105   3652937   138500            138500               55600    82900
------------------------------------------------------------------------------------------------------------------------------------
Knoll Corporation                       COM       498904101  14257875   579000            579000              375400   203600
------------------------------------------------------------------------------------------------------------------------------------
Long Beach Financial Corp.              COM       542446109  20030587  2081100           2081100             1240000   841100
------------------------------------------------------------------------------------------------------------------------------------
Merrill Corporation                     COM       590175105   8095888   605300            605300              418300   187000
------------------------------------------------------------------------------------------------------------------------------------
MFC Bancorp                             COM       55271X103   1217025   180300            180300               56300   124000
------------------------------------------------------------------------------------------------------------------------------------
Orbotech Ltd.                           COM       M75253100  16761450   341200            351000              209000   132200
------------------------------------------------------------------------------------------------------------------------------------
Peak International Ltd.                 COM       G69586108    607301   262500            262500               93100   169400
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                                                                     OTHER
                                                                      SHRS OR  SH/ PUT/  INVSTMNT   MANAGERS     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP    VALUE   PRN AMT  PRN CALL  DSCRETN      NONE    SOLE    SHARED   NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Quanex Corporation                      COM        747620102  9836300  634600            634600              427600   207000
------------------------------------------------------------------------------------------------------------------------------------
Rexall Sundown                          COM        761648104 17115250  892000            892000              529000   363000
------------------------------------------------------------------------------------------------------------------------------------
R I International Metals                COM        74961H203  5272500  527250            527250              369600   157650
------------------------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co. Inc.                  COM        782233100  9215594  355300            355300              154500   200800
------------------------------------------------------------------------------------------------------------------------------------
St. Francis Capital Corp.               COM        789374105  9050912  211100            211100               75300   135800
------------------------------------------------------------------------------------------------------------------------------------
St. John Knits Inc.                     COM        790289102 15205188  576500            576500              351800   224700
------------------------------------------------------------------------------------------------------------------------------------
TCA Cable                               COM        872241104 31589700  726200            726200              470000   256200
------------------------------------------------------------------------------------------------------------------------------------
Vans Inc.                               COM        921930103  5788300  826900            826900              541600   285300
------------------------------------------------------------------------------------------------------------------------------------
World Fuel Services Corp.               COM        981475106 14634712 1258900            1258900             741800   517100
------------------------------------------------------------------------------------------------------------------------------------

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                           --------------------

Form 13F Information Table Entry Total:                             34
                                                           --------------------

Form 13F Information Table Value Total:                   $    361,091,613.00
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-4792                      Neumeier Investment Counsel LLC
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]